Equity and Redeemable Non-controlling Interests - Schedule of Aggregate Distributions Declared for Each Class of Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock Class T
Class Of Stock [Line Items]
Aggregate gross distributions declared per share of common stock	$ 1.242	$ 1.242	$ 1.242
Stockholder servicing fee per share of common stock	(0.1923)	(0.2157)	(0.232)
Net distributions declared per share of common stock	1.0497	1.0263	1.01
Common Stock Class S
Class Of Stock [Line Items]
Aggregate gross distributions declared per share of common stock	1.242	1.242	1.242
Stockholder servicing fee per share of common stock	(0.1929)	(0.2158)	(0.2318)
Net distributions declared per share of common stock	1.0491	1.0262	1.0102
Common Stock Class D
Class Of Stock [Line Items]
Aggregate gross distributions declared per share of common stock	1.242	1.242	1.242
Stockholder servicing fee per share of common stock	(0.0556)	(0.0622)	(0.0672)
Net distributions declared per share of common stock	1.1864	1.1798	1.1748
Common Stock Class I
Class Of Stock [Line Items]
Aggregate gross distributions declared per share of common stock	1.242	1.242	1.242
Net distributions declared per share of common stock	$ 1.242	$ 1.242	$ 1.242